Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and dividend income:
Interest and fees on loans	$ 271,145	$ 248,687	$ 241,979
Interest and dividends on:
Obligations of U.S. Government, its agencies and other securities - taxable	29,479	27,440	30,627
Obligations of states and political subdivisions - tax-exempt	8,770	7,210	2,632
Other interest income	1,407	3,087	1,020
Total interest and dividend income	310,801	286,424	276,258
Interest on deposits:
Demand and savings deposits	19,815	9,464	4,079
Time deposits	12,375	9,629	9,337
Interest on short-term borrowings	1,600	992	456
Interest on long-term debt	10,113	22,580	24,300
Total interest expense	43,903	42,665	38,172
Net interest income	266,898	243,759	238,086
Provision for (recovery of) loan losses	7,945	8,557	(5,101)
Net interest income after provision for (recovery of) loan losses	258,953	235,202	243,187
Net (loss) gain on the sale of investment securities	(2,271)	1,821	0
Gain on equity securities, net	3,213	0	0
Other components of net periodic benefit income	6,820	5,794	5,308
Bank owned life insurance income	6,815	4,858	4,338
ATM fees	1,978	2,253	2,268
Gain on the sale of OREO, net	4,235	251	1,323
OREO valuation adjustments	(491)	(458)	(601)
Gain on the sale of non-performing loans	2,826	0	0
Miscellaneous	8,639	6,562	6,268
Total other income	101,101	86,429	84,039
Other expense:
Salaries	103,755	92,177	87,034
Employee benefits	30,289	24,937	24,174
Data processing fees	8,477	7,250	5,608
Professional fees and services	28,894	24,833	27,181
Occupancy expense	11,251	10,201	10,239
Furniture and equipment expense	16,139	15,324	13,766
Insurance	5,289	6,354	5,825
Marketing	5,144	4,374	4,523
Communication	4,981	4,826	4,985
State tax expense	3,813	3,583	3,560
Amortization of intangibles	578	0	0
Prepayment penalty on long-term debt	0	0	5,554
Miscellaneous	10,145	9,303	11,882
Total other expense	228,755	203,162	204,331
Income (loss) before taxes	131,299	118,469	122,895
Income Tax Expense (Benefit)	20,912	34,227	36,760
Net income	$ 110,387	$ 84,242	$ 86,135
Earnings per common share:
Basic (in dollars per share)	$ 7.13	$ 5.51	$ 5.62
Diluted (in dollars per share)	$ 7.07	$ 5.47	$ 5.59
Fiduciary and Trust [Member]
Interest on deposits:
Revenue from Contract with Customer, Including Assessed Tax	$ 26,293	$ 23,735	$ 21,400
Deposit Account [Member]
Interest on deposits:
Revenue from Contract with Customer, Including Assessed Tax	11,461	12,653	14,259
Bank Servicing [Member]
Interest on deposits:
Revenue from Contract with Customer, Including Assessed Tax	14,266	13,162	14,419
Miscellaneous	14,300	13,200	14,400
Debit Card [Member]
Interest on deposits:
Revenue from Contract with Customer, Including Assessed Tax	$ 17,317	$ 15,798	$ 15,057